Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands			12 Months Ended
		Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net actuarial gains recognized in other comprehensive income			$ 205,401,008
Expected payments		$ 80,211,339
Long term expected benefit payments		$ 317,898
Assets (liabilities) recognized in the balance sheet (DC- warranty)			2,417,049	$ 3,051,044
Expense in the income statement (net cost for the period, CD-guarantee)			467,765	356,880
Plan assets at fair value			2,289,697	2,438,724
Plan assets [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			2,289,697	$ 2,438,724	$ 2,585,007
Plan assets [member] | Affiliated Companies [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			2,259,239
Plan assets [member] | FOLAPE [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			$ 30,458
Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			(15.47%)
Percentage of decrease in assumed variation rate			20.31%
Pensions and retirement plans [member] | PEMEX [Member]
Disclosure of defined benefit plans [line items]
Principal amount of promissory note			$ 7,607,500
Promissory note principle amount			1,115,000
Promissory note interest amount			$ 6,492,500
Medical services of increase or decrease of one percentage point [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			2.86%
Percentage of decrease in assumed variation rate			(2.09%)
Medical services of increase or decrease of one percentage point [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			7.65%
Percentage of decrease in assumed variation rate			(5.41%)
Actuarial assumption of inflation rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			8.88%
Percentage of decrease in assumed variation rate			(7.55%)
Actuarial assumption of inflation rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			0.31%
Percentage of decrease in assumed variation rate			(0.29%)
Actuarial assumption of wage rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			1.17%
Percentage of decrease in assumed variation rate			(1.03%)
Actuarial assumption of wage rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			3.94%
Percentage of decrease in assumed variation rate			(3.55%)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	[1]		8.46%	7.08%
Actuarial assumption of discount rate increase or decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			(11.11%)
Percentage of decrease in assumed variation rate			13.75%

[1]	(1) In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of the 2020.